SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Aug. 16, 2022	Jun. 30, 2023
Class of Stock [Line Items]
Number of options granted (in shares)		7,855,000
Weighted average grant date fair value of options granted (in USD per share)		$ 0.38
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Number of units granted (in shares)		16,984,086
Weighted average grant date fair value of units granted (in USD per share)		$ 0.37
Class A Ordinary Shares | ATM Sales Agreement
Class of Stock [Line Items]
Value of shares available for issuance under agreement	$ 75
Number of shares sold under agreement (in shares)		0